Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-current assets of disposal groups classified as held for sale

Note 14 Non-current assets of disposal groups classified as held for sale

a) Lands

-	On March 3, 2021, the Board of Directors of Compañía Cervecerías Unidas S.A. authorized the sale of a portion of land located in the district of Quilicura, Metropolitan Region. The promise of sale of this asset was signed on December 3, 2021, however, this promise was conditioned to the fulfillment of legal and administrative conditions by CCU and the prominent buyer, in relation to a process of subdivision, merger of such land and usual presentations for this type of asset. Subsequently, on March 22, 2024, and once the conditions established in the aforementioned promise were fulfilled, the deed of sale was signed.

On April 3, 2024, the sale was completed for ThCh$ 49,681,035. As a result of this transaction, a profit before income tax of ThCh$ 28,668,933 was determined and a net income effect of ThCh$ 20,928,321.

-	On October 4, 2023, the Board of Directors of Compañía Cervecerías Unidas S.A. authorized the sale of the property identified as “site number eighteen” located in the district of Iquique, Tarapacá Region, in Chile. The promise of sale of this asset was signed on November 2, 2023. However, this promise of sale was conditioned to the fulfillment of legal and administrative conditions by CCU. Subsequently, once the conditions established in the aforementioned promise of sale were fulfilled, on September 10, 2024, the definitive sale and purchase agreement was signed, generating a reclassification of this asset as a Non-current assets held for sale.

b) International Business Operating segment

-	During September 2015, the Board of subsidiary Sáenz Briones & Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the real estate broker.

-	On June 24, 2024, the Board of Directors of the subsidiary Compañía Industrial Cervecera S.A. approved the sale of the property located in the industrial park of Pilar, province of Buenos Aires. The property subject to reclassification from Property, Plant and Equipment, for a total of ThCh$ 2,183,871, includes land, constructions and machinery. On August 27, 2024, the purchase agreement was signed, which remains on effect at the closing of these Consolidated Financial Statements.

c) Wine Operating segment

-	In November 2022, the Board of Directors of Finca La Celia S.A. authorized the sale of the property identified as Finca Pocito, located in the province of San Juan, Argentina. On November 1, 2022, both the Purchase and Sale Agreement were signed and, together with the acceptance of the Offer, the partial payment was made according with the agreed price, and the occupnacy of the property was passed. At the closing of these Consolidated Financial Statements, only the execution of the title transfer deed is pending. The effect of this sale was recorded in income in the year 2022.

As described in Note 2 - Summary of significant accounting policies, 2.18, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale as of December 31, 2024.

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Lands	2,357,031	21,199,533
Constructions	591,128	236,886
Machinery	4,123	13,979
Vines in formation (plantations)	-	157,074
Total	2,952,282	21,607,472